Income Taxes - Reconciliation of the amounts computed using the federal statutory income tax rate (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the amounts computed using the federal statutory income tax rate and the amounts computed using the effective income tax rate
Tax (benefit) at federal statutory rates			$ (361)	$ (3,787)	$ (703)
State income tax (benefit), net of federal tax benefit			29	(595)	(30)
Research and development tax credits			(460)	(20)	(636)
Permanent differences			(17)	57	44
Tax (benefits) /non-deductible expense related to stock compensation			(119)		458
Acquisition costs				685
Reserves for unrecognized income tax benefits			386	1	644
Change in valuation allowance			129		166
Other			29		67
Income Tax Expense (Benefit)	$ (1,278)	$ (2,388)	$ (384)	$ (3,659)	$ 10